Share-Based Payments - Summary of Performance Rights Granted (Detail) - Share consolidation adjustment [member]		12 Months Ended
		Jun. 30, 2026 shares $ / shares		Jun. 30, 2025 shares $ / shares		Jun. 30, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the fiscal year Number		1,211,112		2,161,392		1,893,081
Granted during the fiscal year Number		4,339,509		0		768,311
Exercised during the fiscal year Number		(855,556)		(950,280)		(500,000)
Lapsed during the fiscal year Number		0		0		0
Balance at end of the end fiscal year Number		4,695,065		1,211,112		2,161,392
Vested and exercisable at end of the fiscal year Number		0		0		231,517
November 1, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date						November 1, 2019
Type of performance right granted						Director rights
Fair value | $ / shares	[1]					$ 0.28
Balance at start of the fiscal year Number				0		500,000
Granted during the fiscal year Number						0
Exercised during the fiscal year Number						(500,000)
Lapsed during the fiscal year Number						0
Balance at end of the end fiscal year Number						0
Vested and exercisable at end of the fiscal year Number						0
November 23, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 23, 2022		November 23, 2022		November 23, 2022
Type of performance right granted		Director rights		Director rights		Director rights
Fair value | $ / shares		$ 0.31	[2]	$ 0.31	[3]	$ 0.31	[1]
Balance at start of the fiscal year Number		777,778		1,166,667		1,166,667
Granted during the fiscal year Number		0		0		0
Exercised during the fiscal year Number		(388,889)		(388,889)		0
Lapsed during the fiscal year Number		0		0		0
Balance at end of the end fiscal year Number		388,889		777,778		1,166,667
Vested and exercisable at end of the fiscal year Number		0		0		0
December 1, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				December 1, 2021		December 1, 2021
Type of performance right granted				Director rights		Director rights
Fair value | $ / shares				$ 0.49	[3]	$ 0.49	[1]
Balance at start of the fiscal year Number		0		226,414		226,414
Granted during the fiscal year Number				0		0
Exercised during the fiscal year Number				(226,414)		0
Lapsed during the fiscal year Number				0		0
Balance at end of the end fiscal year Number				0		226,414
Vested and exercisable at end of the fiscal year Number				0		113,207
October 24, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		October 24, 2023		October 24, 2023		October 24, 2023
Type of performance right granted		Director rights		Director rights		Director rights
Fair value | $ / shares		$ 0.32	[2]	$ 0.32	[3]	$ 0.32	[1]
Balance at start of the fiscal year Number		100,000		178,356		0
Granted during the fiscal year Number		0		0		178,356
Exercised during the fiscal year Number		(50,000)		(78,356)		0
Lapsed during the fiscal year Number		0		0		0
Balance at end of the end fiscal year Number		50,000		100,000		178,356
Vested and exercisable at end of the fiscal year Number		0		0		28,356
October 24, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		October 24, 2023		October 24, 2023		October 24, 2023
Type of performance right granted		Director rights		Director rights		Director rights
Fair value | $ / shares		$ 0.32	[2]	$ 0.32	[3]	$ 0.32	[1]
Balance at start of the fiscal year Number		333,334		589,955		0
Granted during the fiscal year Number		0		0		589,955
Exercised during the fiscal year Number		(166,667)		(256,621)		0
Lapsed during the fiscal year Number		0		0		0
Balance at end of the end fiscal year Number		166,667		333,334		589,955
Vested and exercisable at end of the fiscal year Number		0		0		89,954
November 27, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 27, 2025
Type of performance right granted		Director rights
Fair value | $ / shares	[2]	$ 0.285
Balance at start of the fiscal year Number		0
Granted during the fiscal year Number		1,573,646
Exercised during the fiscal year Number		(250,000)
Lapsed during the fiscal year Number		0
Balance at end of the end fiscal year Number		1,323,646		0
Vested and exercisable at end of the fiscal year Number		0
November 27, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 27, 2025
Type of performance right granted		Director rights
Fair value | $ / shares	[2]	$ 0.285
Balance at start of the fiscal year Number		0
Granted during the fiscal year Number		2,058,631
Exercised during the fiscal year Number		0
Lapsed during the fiscal year Number		0
Balance at end of the end fiscal year Number		2,058,631		0
Vested and exercisable at end of the fiscal year Number		0
November 27, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 27, 2025
Type of performance right granted		Director rights
Fair value | $ / shares	[2]	$ 0.285
Balance at start of the fiscal year Number		0
Granted during the fiscal year Number		707,232
Exercised during the fiscal year Number		0
Lapsed during the fiscal year Number		0
Balance at end of the end fiscal year Number		707,232		0
Vested and exercisable at end of the fiscal year Number		0

[1]	The weighted average share price on the exercising date during the financial year 2024 is $0.285.
[2]	The weighted average share price on the exercising date during the financial year 2026 is $0.26.
[3]	The weighted average share price on the exercising date during the financial year 2025 is $0.332.